As filed with the Securities and Exchange Commission on October 8, 2013

Securities Act File No. 333-56203

Investment Company Act File No. 811-08797

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 76	☒
(Check appropriate box or boxes)

BLACKROCK SMALL CAP GROWTH FUND II

OF BLACKROCK SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Small Cap Growth Fund II

of BlackRock Series, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of common stock, par value $.0001 per share.

BlackRock Master LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on October 8, 2013.

BLACKROCK SMALL CAP GROWTH FUND II OF BLACKROCK SERIES, INC.

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	October 8, 2013

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	October 8, 2013

DAVID O. BEIM* David O. Beim	Director

RONALD W. FORBES* Ronald W. Forbes	Director

DR. MATINA S. HORNER* Dr. Matina S. Horner	Director

RODNEY D. JOHNSON* Rodney D. Johnson	Director

HERBERT I. LONDON* Herbert I. London	Director

IAN A. MACKINNON* Ian A. MacKinnon	Director

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Director

JOSEPH P. PLATT* Joseph P. Platt	Director

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Director

TOBY ROSENBLATT* Toby Rosenblatt	Director

KENNETH L. URISH* Kenneth L. Urish	Director

FREDERICK W. WINTER* Frederick W. Winter		Director

Paul L. Audet* Paul L. Audet		Director

HENRY GABBAY* Henry Gabbay		Director

*By:	/S/ BENJAMIN ARCHIBALD Benjamin Archibald (Attorney-in-Fact)		October 8, 2013

SIGNATURES

BlackRock Master LLC has duly caused this Registration Statement of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on October 8, 2013.

BLACKROCK MASTER SMALL CAP GROWTH PORTFOLIO OF BLACKROCK MASTER LLC

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	October 8, 2013

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	October 8, 2013

DAVID O. BEIM* David O. Beim	Director

RONALD W. FORBES* Ronald W. Forbes	Director

DR. MATINA S. HORNER* Dr. Matina S. Horner	Director

RODNEY D. JOHNSON* Rodney D. Johnson	Director

HERBERT I. LONDON* Herbert I. London	Director

IAN A. MACKINNON* Ian A. MacKinnon	Director

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Director

JOSEPH P. PLATT* Joseph P. Platt	Director

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Director

TOBY ROSENBLATT* Toby Rosenblatt	Director

KENNETH L. URISH* Kenneth L. Urish	Director

FREDERICK W. WINTER* Frederick W. Winter	Director

Paul L. Audet* Paul L. Audet	Director

HENRY GABBAY* Henry Gabbay		Director

*By:	/s/ BENJAMIN ARCHIBALD Benjamin Archibald (Attorney-in-Fact)		October 8, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase